Deferred Income Tax Assets/Liabilities - Summary of Changes in Deferred Income Tax Assets and Liabilities (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Assets Valuation of Securities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	$ 324,671,889	$ 1,059,688
Inclusions (*)	0	0
Charge to Income	(324,671,889)	323,612,201
Ending balance	0	324,671,889
Deferred Tax Assets, Other Financial Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0
Inclusions (*)	7,337,459
Charge to Income	28,865,989
Ending balance	36,203,448	0
Deferred Tax Assets Loans and Other Financing
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	115,224,202	137,451,052
Inclusions (*)	18,392,182	0
Charge to Income	68,316,974	(22,226,850)
Ending balance	201,933,358	115,224,202
Deferred Tax Assets Tax Loss Carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	5,338,044	14,284,863
Inclusions (*)	40,510,513	0
Charge to Income	16,330,788	(8,946,819)
Ending balance	62,179,345	5,338,044
Deferred Tax Assets Insurance Contract Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	3,805,069	193,886
Inclusions (*)	0	0
Charge to Income	(3,805,069)	3,611,183
Ending balance	0	3,805,069
Deferred Tax Assets Other Non-financial Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0	10,870,174
Inclusions (*)		0
Charge to Income		(10,870,174)
Ending balance		0
Deferred Tax Assets, Reinsurance Contract Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0
Inclusions (*)	0
Charge to Income	15,367,777
Ending balance	15,367,777	0
Deferred Tax Assets Other Financial Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	1,531,055	3,091,009
Inclusions (*)	0	0
Charge to Income	688,771	(1,559,954)
Ending balance	2,219,826	1,531,055
Deferred Tax Assets Subordinated Negotiable Obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0
Inclusions (*)	3,107,934
Charge to Income	(42,122)
Ending balance	3,065,812	0
Deferred Tax Assets Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	26,290,773	35,029,229
Inclusions (*)	4,076,235	3,503,170
Charge to Income	61,567,129	(12,241,626)
Ending balance	91,934,137	26,290,773
Deferred Tax Assets Insurance Contracts Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	38,932	38,932
Inclusions (*)	0	0
Charge to Income	(38,932)	0
Ending balance	0	38,932
Deferred Tax Assets Reinsurance Contracts Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	51,934,491	0
Inclusions (*)	0	29,760,535
Charge to Income	1,142,815	22,173,956
Ending balance	53,077,306	51,934,491
Deferred Tax Assets Other Non-financial Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	29,940,328	20,996,456
Inclusions (*)	4,723,918	2,428,796
Charge to Income	64,674,518	6,515,076
Ending balance	99,338,764	29,940,328
Deferred Tax Assets Foreign Currency Exchange Difference
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	217,798	43,236
Inclusions (*)	0	0
Charge to Income	(46,173)	174,562
Ending balance	171,625	217,798
Deferred Tax Assets Inflation Adjustment Deferral
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	3,698,554	19,894,874
Inclusions (*)	523,954	663,212
Charge to Income	(3,551,397)	(16,859,532)
Ending balance	671,111	3,698,554
Deferred Tax Assets Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0	235,527
Inclusions (*)	0	0
Charge to Income	9,832,966	(235,527)
Ending balance	9,832,966	0
Deferred Tax Assets Gross
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	562,691,135	243,188,926
Inclusions (*)	78,672,195	36,355,713
Charge to Income	(65,367,855)	283,146,496
Ending balance	575,995,475	562,691,135
Deferred Tax Assets Subsidiaries With Net Liability Position
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(149,477,011)	(193,779,889)
Inclusions (*)	0	0
Charge to Income	(18,498,678)	44,302,878
Ending balance	(167,975,689)	(149,477,011)
Deferred Tax Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	413,214,124	49,409,037
Inclusions (*)	78,672,195	36,355,713
Charge to Income	(83,866,533)	327,449,374
Ending balance	408,019,786	413,214,124
Deferred Tax Liabilities Valuation of Securities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(1,985,620)	(64,920,254)
Inclusions (*)	(22,608,465)	368,674
Charge to Income	(107,500,569)	62,565,960
Ending balance	(132,094,654)	(1,985,620)
Deferred Tax Liabilities Derivative Instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(1,690,497)	(3,145,016)
Inclusions (*)	0	0
Charge to Income	3,384,039	1,454,519
Ending balance	1,693,542	(1,690,497)
Deferred Tax Liabilities Other Financial Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(8,948,032)	(3,901,452)
Inclusions (*)	0	(3,215,188)
Charge to Income	594,773	(1,831,392)
Ending balance	(8,353,259)	(8,948,032)
Deferred Tax Liabilities Property, Plant and Equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(86,519,312)	(98,018,005)
Inclusions (*)	16,549,372	(6,463,751)
Charge to Income	(5,793,787)	17,962,444
Ending balance	(75,763,727)	(86,519,312)
Deferred Tax Liabilities Intangible Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(66,418,997)	(64,985,459)
Inclusions (*)	12,599,631	0
Charge to Income	23,110,266	(1,433,538)
Ending balance	(30,709,100)	(66,418,997)
Deferred Tax Liabilities, Insurance Contract Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0
Inclusions (*)	0
Charge to Income	(5,075,159)
Ending balance	(5,075,159)	0
Deferred Tax Liabilities Reinsurance Contract Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(15,813,202)	0
Inclusions (*)	0	0
Charge to Income	0	(15,813,202)
Ending balance	(15,813,202)	(15,813,202)
Deferred Tax Liabilities Other Non-financial Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(1,043,018)	(1,345,182)
Inclusions (*)	(4,153,914)	0
Charge to Income	(8,054,099)	302,164
Ending balance	(13,251,031)	(1,043,018)
Deferred Tax Liabilities Other Financial Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0
Inclusions (*)	3,104,817
Charge to Income	(6,762,877)
Ending balance	(3,658,060)	0
Derivative Tax Liabilities Debt Securities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(179,246)	(508,417)
Inclusions (*)	0	0
Charge to Income	(443,712)	329,171
Ending balance	(622,958)	(179,246)
Derivative Tax Liabilities Subordinated Debt Securities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(8,954)	(61,446)
Inclusions (*)	0	0
Charge to Income	8,954	52,492
Ending balance	0	(8,954)
Deferred Tax Liabilities Reinsurance Contracts Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(1,142,815)	0
Inclusions (*)	0	0
Charge to Income	(17,198,669)	(1,142,815)
Ending balance	(18,341,484)	(1,142,815)
Deferred Tax Liabilities Other Non-financial Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0	(31,567)
Inclusions (*)	0	(126,845)
Charge to Income	(657,972)	158,412
Ending balance	(657,972)	0
Deferred Tax Liabilities Inflation Adjustment Deferral
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(10,538)	(35,672)
Inclusions (*)	0	0
Charge to Income	6,120	25,134
Ending balance	(4,418)	(10,538)
Deferred Tax Liabilities Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(3,510,390)	0
Inclusions (*)	0	(3,607,424)
Charge to Income	1,027,532	97,034
Ending balance	(2,482,858)	(3,510,390)
Deferred Tax Liabilities Foreign Gross
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(187,270,621)	(236,952,470)
Inclusions (*)	5,491,441	(13,044,534)
Charge to Income	(123,355,160)	62,726,383
Ending balance	(305,134,340)	(187,270,621)
Deferred Tax Liabilities Subsidiaries With Net Asset Position
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	149,477,011	193,779,889
Inclusions (*)	0	0
Charge to Income	18,498,678	(44,302,878)
Ending balance	167,975,689	149,477,011
Deferred Tax Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(37,793,610)	(43,172,581)
Inclusions (*)	5,491,441	(13,044,534)
Charge to Income	(104,856,482)	18,423,505
Ending balance	$ (137,158,651)	$ (37,793,610)